Consolidated Balance Sheets (Parentheticals)	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Statement of Financial Position [Abstract]
Cash, cash equivalents and restricted cash	¥ 1,516,044,449	¥ 1,038,176,909
Loans principal, interest and financing service fee receivables	9,352,354,803	8,919,272,196
Allowance for credit losses	962,821,917	603,002,079
Net loans principal, interest and financing service fee receivables	8,389,532,886	8,316,270,117
Loans held-for-sale	489,333,668	526,871,192
Investment securities	709,255,924	298,102,047
Deferred tax assets	6,903
Deposits	152,998,895	109,315,341
Right-of-use assets	98,238	479,987
Guaranteed assets	1,127,822,995	533,680,528
Other assets	550,145	5,290,615
Borrowings under agreements to repurchase		60,042,801
Other borrowings	8,041,816,663	5,639,988,065
Accrued employee benefits	111,980	147,206
Income taxes payable	733,159	642,912
Lease liabilities	98,238	479,987
Other liabilities	¥ 125,172,432	¥ 125,792,440
Ordinary shares, shares authorized (in Shares) | shares	3,800,000,000	3,800,000,000
Ordinary shares, shares issued (in Shares) | shares	1,559,576,960	1,371,643,240
Ordinary shares, shares outstanding (in Shares) | shares	1,371,643,240	1,371,643,240